Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Schedule of property, plant and equipment

	Furniture and
	office	Leasehold	Laboratory	Assets under
(in EUR 000)	equipment	improvements	equipment	construction	Total
Cost
Opening Gross value January 1, 2022	858	555	858	691	2,962
Additions	255	184	420	27	886
Exchange differences	(33)	(35)	(28)	—	(96)
Cost at December 31, 2022	1,080	704	1,250	718	3,752
Additions	127	55	141	2,055	2,378
Transfers	—	578	140	(718)	—
Other	—	—	(7)	—	(7)
Exchange differences	(25)	(23)	(23)	—	(71)
Cost at December 31, 2023	1,182	1,314	1,501	2,055	6,052
Depreciation
Opening accumulated depreciation January 1, 2022	(563)	(229)	(150)	—	(942)
Depreciation charge	(137)	(85)	(170)	—	(392)
Exchange differences	23	12	7	—	42
Depreciation at December 31, 2022	(677)	(302)	(313)	—	(1,292)
Depreciation charge	(160)	(145)	(297)	—	(602)
Exchange differences	17	8	5	—	30
Depreciation at December 31, 2023	(820)	(439)	(605)	—	(1,864)
Net book value at December 31, 2022	403	402	937	718	2,460
Net book value at December 31, 2023	362	875	896	2,055	4,188